EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

26)	EARNINGS PER SHARE

a)	Basic earnings per share

The basic earnings per share was calculated based on the weighted average number of common and preferred shares outstanding, as shown in the calculations below:

	Year ended December 31
	2023	2022	2021
Net earnings attributable to the Organization’s common shareholders (R$ thousand)	6,786,352	10,106,323	11,061,730
Net earnings attributable to the Organization’s preferred shareholders (R$ thousand)	7,464,977	11,116,941	12,110,592
Weighted average number of common shares outstanding (thousands)	5,330,305	5,337,877	5,348,875
Weighted average number of preferred shares outstanding (thousands)	5,311,866	5,319,573	5,327,248
Basic earnings per share attributable to common shareholders of the Organization (in Reais)	1.27	1.89	2.07
Basic earnings per share attributable to preferred shareholders of the Organization (in Reais)	1.41	2.09	2.27

b)	Diluted earnings per share

Diluted earnings per share are the same as basic earnings per share since there are no potentially dilutive instruments.